Goodwill and Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets (Textual) [Abstract]
Goodwill	$ 8,431,000	$ 8,431,000
Intangible assets, net carrying value	274,000	363,000
Intangible assets, gross	1,500,000	1,500,000
Intangible assets, accumulated amortization	1,300,000	1,200,000
Amortization of intangibles	$ 89,000	$ 111,000